Financial risk management objectives and policies - Summary of Changes in Market Interest Rates Relates to Debt Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
+/- 100 basis point increase | Interest rate sensitivity
Financial risk management objectives and policies
Increase decrease in profit loss through interest rate movements before tax	$ 12,935	$ 37,968	$ 458,251